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                               MFS SERIES TRUST IV
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                 (617) 954-5000




                                            January 4, 1996




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:             MFS Series Trust IV (the "Trust")
                MFS OTC Fund
                MFS Municipal Bond Fund
                MFS Money Market Fund
                MFS Government Money Market Fund
                (File No. 2-54607)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for each individual series of the Trust does not differ from that contained in Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 1995.

         Please call the undersigned or Kendra D. McGeorge at (800) 343-2829 Ext. 5034 with any questions you may have.

                                            Very truly yours,



                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn